GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of accumulated other comprehensive income, included in shareholder's equity (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Net unrealized gains (losses) on available-for-sale securities	$ 5,747	$ 4,914	$ (1,316)
Net actuarial (gain) loss on unfunded portion of postretirement benefit obligation	2,920	302	(2,852)
Accumulated other comprehensive income loss included in shareholder equity, before tax	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605
Other comprehensive income (loss)	$ 5,330	$ 3,208	$ (2,563)